BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure Of Biological Assets [Abstract]
Disclosure of biological assets, agriculture produce at point of harvest and government grants related to biological assets [text block]
NOTE 20. BIOLOGICAL ASSETS

Biological assets comprise forestry plantations, mainly eucalyptus, radiata and taeda pine. The plantations are located in Chile, Argentina, Brazil and Uruguay.

As of December 31, 2025, Arauco had a total surface of 1.9 million hectares of which 1,152 thousand hectares are used for forestry planting, 490.1 thousand hectares are native forest, 122.8 thousand hectares are used for other purposes and 113.2 thousand hectares not yet planted. Lands corresponding to native forest, lands used for other purposes and lands not yet planted are presented in property, plant and equipment, Forest plantations are presented in Biological Assets.

For the year ended December 31, 2025, the production volume of logs totaled 17.5 million m3 (19.6 million m3 and 19.7 million m3 for the years ended December 31, 2024 and 2023, respectively).

Measurements of fair value of Arauco’s biological assets are classified as Level 3, due to the fact that inputs are not observable. However, this information reflects the assumptions that market participants would use in pricing the asset, including assumptions about risk.

These unobservable inputs were developed using the best information available and includes internal data from Arauco. These unobservable inputs can be adjusted if the available information indicates that other market participants would use different information or there is something specific in Arauco that is not available to other market participants.

The main considerations in determining the fair value of biological assets include the following:

- Arauco uses discounted expected future cash flows of its forest plantations, which are based on a harvest projection date for all existing plantations.

- Current forestry plantations are projected based on a net volume that will not decrease, with a minimum growth equivalent to the current supply demand.

- Future plantations are not considered.

- The harvest of forestry plantations supplies raw materials for all other products that Arauco produces and trades. By directly controlling the development of forests that will be processed, Arauco ensures high quality timber for each of its products.

- Expected cash flows are determined in terms of harvest and expected sale of forestry products, associated with the demand from the Company’s own industrial centers and sales to third parties at market prices. Sales margin of the different products that are harvested in the forest is also considered in the valuation. The changes in the value of the plantations pursuant to the criteria defined above are accounted for in the results for the period, as established in IAS 41. These changes are presented in the consolidated statements of profit or loss under the line-item other income per function, which generated an impact for the year ended December 31, 2025 amounted to ThU.S.$ 204,646 (ThU.S.$ 159,021 and ThU.S.$ 264,477 for the years ended December 31, 2024 and 2023, respectively). The appraisal of biological assets resulted in a greater cost of the lumber sold in comparison to the real incurred cost, which is presented included in the cost of sales which as of December 31, 2025 amounted to ThU.S.$ 174,836 (ThU.S.$ 290,470 and ThU.S.$ 344,991 for the years ended December 31, 2024 and 2023, respectively).

- Forestry plantations are harvested according to the needs of Arauco’s production plants.

- The discount rates used are 6.6% in Chile, 20.6% in Argentina, 8.3% Brazil and 8% in Uruguay.

- It is expected that prices of harvested timber are constant in real terms based on market prices.

- Cost expectations with respect to the lifetime of the forests are constant based on estimated costs included in the projections made by Arauco.

- The average crop age by species and country is:

	Chile	Argentina	Brazil	Uruguay
Pine	24	15	15	-
Eucalyptus	12	10	7	10

The following table sets forth the sensitivity to changes in fair value of biological assets considering variations in significant assumptions considered in calculating the fair value of the assets:

		ThU.S.$
Discount rate	0.5	(108,938)
	-0.5	116,538
Margins (%)	10	401,647
	-10	(401,638)

The significant unobservable input data used in the measurement of the fair value of biological assets are discount rates and sales margins of the different products that are harvested from the forest. Increases (decreases) in any of these input data considered in isolation would result in a smaller or greater fair value measurement.

The adjustment to fair value of biological assets minus sale costs is recorded in the consolidated statements of profit or loss, under the line-item other income or other expenses, depending on whether it corresponds to profits or losses.

Forestry plantations classified as current biological assets are those to be harvested and sold within twelve months after the reporting period.

The Company has contracted fire insurance policies for its forestry plantations, which in conjunction with the Company’s resources, allow risks to be minimized.

As of the date of these consolidated financial statements, there are no committed disbursements for the acquisition of biological assets.

Detail of biological assets pledged as security

As of December 31, 2025, there were no forestry plantations pledged as security.

Detail of biological assets with restricted ownership

As of the date of these consolidated financial statements, there are no biological assets with restricted ownership.

No significant government grants have been received.

Current and non-current biological assets

As of the date of these consolidated financial statements, the current and non-current biological assets were as follows:

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Current	236,333	315,500
Non-current	3,101,604	2,747,894
Total	3,337,937	3,063,394

Reconciliation of carrying amount of biological assets

	12-31-2025
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	315,500	2,747,894	3,063,394
Changes in real incurred cost	4,575	255,639	260,214
Additions through acquisition	1,952	411,761	413,713
Sales	(13)	(5,247)	(5,260)
Harvest	(139,247)	-	(139,247)
Increases (decreases) in foreign exchange	163	-	163
Loss of forest due to fires	-	(9,484)	(9,484)
Transfers from non-current to current	141,720	(141,720)	-
Other increases (decreases)	-	329	329
Changes in fair value	(83,742)	98,071	14,329
Gain (losses) arising from changes in fair value minus sale costs	418	204,228	204,646
Sales	12	(11,432)	(11,420)
Harvest	(175,947)	-	(175,947)
Increases (decreases) in foreign exchange	60	-	60
Loss of forest due to fires	-	(2,650)	(2,650)
Transfers from non-current to current	91,715	(91,715)	-
Other increases (decreases)	-	(360)	(360)
Total changes	(79,167)	353,710	274,543
Closing balance	236,333	3,101,604	3,337,937

	12-31-2024
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	370,957	2,651,622	3,022,579
Changes in real incurred cost	16,970	149,293	166,263
Additions through acquisition	-	380,414	380,414
Increases (decreases) due to business combination	-	21,880	21,880
Sales	(27)	(6,481)	(6,508)
Harvest	(140,381)	-	(140,381)
Increases (decreases) in foreign exchange	(4,268)	(58,983)	(63,251)
Loss of forest due to fires	-	(25,633)	(25,633)
Transfers from non-current to current	161,646	(161,646)	-
Other increases (decreases)	-	(258)	(258)
Changes in fair value	(72,427)	(53,021)	(125,448)
Gain (losses) arising from changes in fair value minus sale costs	-	117,316	117,316
Sales	-	(7,946)	(7,946)
Harvest	(241,617)	-	(241,617)
Increases (decreases) in foreign exchange	(6,739)	13,219	6,480
Loss of forest due to fires	-	715	715
Transfers from non-current to current	175,929	(175,929)	-
Other increases (decreases)	-	(396)	(396)
Total changes	(55,457)	96,272	40,815
Closing balance	315,500	2,747,894	3,063,394

	12-31-2023
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	330,435	2,864,935	3,195,370
Changes in real incurred cost	910	158,489	159,399
Additions through acquisition	1,570	416,792	418,362
Sales	(168)	(6,167)	(6,335)
Harvest	(147,901)	-	(147,901)
Increases (decreases) in foreign exchange	279	14,638	14,917
Loss of forest due to fires	(1,652)	(63,353)	(65,005)
Transfers to non-current assets held for sale	(11,022)	(43,939)	(54,961)
Transfers from non-current to current	159,804	(159,804)	-
Other increases (decreases)	-	322	322
Changes in fair value	39,612	(371,802)	(332,190)
Gain (losses) arising from changes in fair value minus sale costs	-	264,477	264,477
Sales	(51)	(5,736)	(5,787)
Harvest	(322,232)	-	(322,232)
Increases (decreases) in foreign exchange	(4,311)	5,401	1,090
Loss of forest due to fires	-	(43,721)	(43,721)
Transfers to non-current assets held for sale	(48,148)	(177,869)	(226,017)
Transfers from non-current to current	414,354	(414,354)	-
Total changes	40,522	(213,313)	(172,791)
Closing balance	370,957	2,651,622	3,022,579

Regarding the fires that occurred in Chile in early 2023 in the regions of Maule, Ñuble, Araucanía, Biobío and Los Ríos, 47 thousand hectares of productive forest plantations of Arauco were affected. During 2023, management was carried out that allowed to recover an approximate equivalent to 12 thousand hectares.

For the year ended December 31, 2023, a forest fire loss net of insurance compensation of ThU.S.$ 17,191 was recognized for the fires in Chile, reducing the gross value of the biological assets, which represented 3.2% of the value of the forest plantations of Arauco. For the year ended December 31, 2024, a forest loss of ThU.S.$ 2,841 was recognized for fires in Chile.